Digital Currencies (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Digital Currencies [Line Items]
Prices of bitcoin	$ 42,244	$ 16,548	$ 47,117
Price of ethereum	1,674	1,197	3,718
Revaluation (gain) loss	10,991	8,010,913
Other comprehensive loss		3,706,624
Net of taxes		1,047,759
Remaining loss amount		3,256,530
Receivables from agreements			187,529
Other related parties [member]
Digital Currencies [Line Items]
Receivables from agreements	565,680
Bitcoin [Member]
Digital Currencies [Line Items]
Current liabilities		$ 322,099	$ 2,940,412